united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17645 Wright Street, Ste 200 Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 7/31

Date of reporting period: 1/31/19

Item 1. Reports to Stockholders.

Hanlon Managed Income Fund

Class A	HANAX
Class C	HANCX
Class I	HANIX
Class R	HANRX

Hanlon Tactical Dividend and Momentum Fund

Class A	HTDAX
Class C	HTDCX
Class I	HTDIX
Class R	HTDRX

Semi-Annual Report

 January 31, 2019

www.HanlonFunds.com

1-844-828-3212

Distributed by Northern Lights Distributors, LLC

Member FINRA

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Funds. Such offering is made only by a prospectus, which contains information about each Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the Funds’ prospectus carefully before investing in the Funds.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.hanlonfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Dear Fellow Shareholders,

Sean Hanlon, CFP®
Chairman, CEO and Co-Chief Investment Officer

The Hanlon Managed Income Fund’s (“the Fund”) investment strategy attempts to achieve our core tactical mission of providing current income, capital preservation, and positive risk-adjusted returns. The Fund is designed to adjust to changes in market conditions, shifting to cash when we identify signs of potential market downturns. Clients can use the Managed Income Fund to attempt to generate, although there is no guarantee, potentially higher returns than the traditional “40” portion of aggregate bond exposure of the classic “60/40” balanced portfolio.

2018 was a unique year, as nearly every major asset class posted negative returns for the calendar year. Typically, when equities post positive yearly performance we can expect fixed income asset classes to produce negative returns, and vice-versa. We took some modest measures mid-year to further diversify the Fund and expand beyond our core High Yield Bond allocation by adding some supplemental exposure to additional asset classes such as REITs and Emerging Market Bonds. We believe that a more flexible, diversified portfolio that is still tactical in nature will put the Fund in a better position to perform during both bull and bear markets.

Thank you,

Commentary

Note: The following commentary pertains to the Fund’s semiannual reporting period from August 1, 2018 to January 31, 2019.

The latter half of 2018 was a period of market volatility, with equity markets surging to new highs, before selling off sharply beginning in October on concerns over potential long-term effects on global growth stemming from the US-China trade dispute. Fixed income investors saw bond yields take a similar roller coaster ride, with the benchmark US 10-Year Treasury Note yield rising to a seven-year high in early October, driven by strong economic data releases. Sentiment quickly shifted as income investors began to worry that the US Federal Reserve (“the Fed”) was blinded by overwhelmingly positive economic data, and not considering the full impact of a prolonged trade war on the global economy. 10-year yields topped out just under 3.25%, falling all the way to a low of 2.55% on January 3rd and ending January firmly below 2.75%.

The quick uptick in rates weighed on corporate bonds, as yield-seeking investors no longer needed to reach down in credit quality to meet their income needs. High Yield Bond mutual Funds and ETFs endured heavy outflows as clients shifted exposure to less-risky segments of the fixed income market. The reallocation caused High Yield spreads over Treasuries to increase rapidly, widening 228 basis points from a low of 3.16% on October 3rd to peak at 5.44% on January 3rd. The remarkable aspect of this rapid spread increase is that it came at a time when High Yield Bond defaults were benign, with a default rate of just 2.8% in 2018. High Yield Bonds quickly bounced back from the selloff along with equity markets, and High Yield has been the top-performing fixed income asset class one month into 2019.

Performance Update

The Hanlon Managed Income Fund invests in a variety of fixed income asset classes, including High Yield Bonds, Bank Loans, International Developed Market Bonds, Emerging Market Bonds, Municipal Bonds, REITs, and Preferred Stocks. In addition, the Fund can also invest in equities, primarily utilizing ETFs focused on high-dividend-paying stocks.

High Yield Bonds comprised roughly 45% of the Fund’s allocation at the start of the reporting period (August 1st, 2018). This allocation was exited October 10th, in favor of cash and Ultra-short-term Floating Rate Bonds. After the initial selloff in early October, markets bounced several times in a trading range. In early November we scaled up a position in Convertible Bonds to 20% to position for a potential market rebound. Ultimately, support failed, and markets continued to decline. We unwound the Convertible Bond position December 20th in favor of cash, unfortunately it was a major detractor for the Managed Income Fund during the latter half of 2018.

Other attempts to diversify the Fund have produced what we believe are encouraging results. We allocated to REITs, both domestic and foreign, via holdings in the Vanguard Real Estate ETF (VNQ), the Vanguard Global ex-US Real Estate ETF (VNQI), and Gaming and Leisure Properties Inc. (GLPI).

VNQ has appreciated nearly 8% from the buy date, VNQI is up over 11%, and GLPI has returned nearly 14%. Emerging Market Bond positions have also been positive for portfolio performance, as we sought to position the portfolio for eventual US dollar stabilization and possibly even weakness later in 2019.

From August 1,2018 through January 31, 2019, the Fund was down -3.21%. Due to the Fund’s conservative risk profile, it is benchmarked against 3-month Treasury Bills, which returned 1.09% during the same period. As of January 31, 2019, the Fund had the following weightings.

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

Dear Fellow Shareholders,

Sean Hanlon, CFP®
Chairman, CEO and Co-Chief Investment Officer

We launched the Hanlon Tactical Dividend and Momentum Fund (“TDM”, “the Fund”) with the goal of protecting our investors from large market drawdowns and providing positive, risk-adjusted returns. The Fund invests in the 11 major equity economic sectors, weighted up to their respective S&P 500 market capitalizations. This approach attempts to closely track the broader equity market during times when the market is steadily advancing. When a given sector displays relative weakness, we will attempt to reduce or eliminate exposure, while remaining in the other sectors. In extreme times, we may exit the markets completely and ride out the volatility in cash or short-term fixed income positions.

Thank you,

Commentary

Note: The following commentary pertains to the Fund’s semiannual reporting period from August 1, 2018 to January 31, 2019.

Heading into the Fall of 2018, it looked like nothing could derail US equity markets from their steady advance. A robust economy with full employment and rising wages, combined with record corporate earnings bolstered by tax cuts, drove stock prices ever higher, with several large companies reaching $1 Trillion in market capitalization. The exuberance quickly gave way to panic, however, as the specter of a prolonged trade war created worries that global growth would stall. Given the continuous runup that preceded it, the initial October pullback in the S&P 500 from near 3,000 to around 2,650 was likely warranted and healthy for the longer-term viability of the nearly-decade-long bull market.

Following the first display of weakness in October, US equity markets were locked in a back-and-forth trading range through November, testing support and resistance levels numerous times. The bears took the market lower in the days leading up to the December 19th Federal Reserve (the “Fed”) Meeting, in which the Fed announced a long-anticipated interest rate hike. Markets continued to freefall after the Fed’s announcement, bottoming out on Christmas Eve. From the September 20th peak to the December 24th low, the S&P 500 fell nearly 20%, down -19.36% on a total return basis.

Since the Christmas Eve selloff, markets have delivered a solid bounce to start the year, with the S&P 500 reclaiming 353 points, which brings it above 2,700 and back to the October-November trading range. The next move is uncertain, the uptrend could gain further momentum to form a “V” shaped recovery, we could bounce along sideways for some time as was the case during the fall, or we could get a “W” shaped retest of the lows, possibly going lower - but not significantly below - the Christmas Eve low. The major barrier to the next market uptrend remains a trade resolution, as Q4 2018 earnings have come in reasonably solid and the risk of an overzealous Fed is off the table for now.

Performance Update

The Hanlon Tactical Dividend and Momentum (“TDM”) Fund entered August aggressively positioned, invested in all major US equity sectors. Weightings to the Consumer Discretionary and Technology sectors were reduced on September 24th to reflect the addition of the new Communications Services sector, which was added to the portfolio at market cap weight (approximately 9.7%). The Fund remained fully invested until November 21st, when we raised 30% cash by partially exiting Communications Services, Consumer Discretionary, Industrials, Technology, and Energy. The Fund completely exited these sectors, plus Materials and Real Estate, on December 20th.

The partially defensive positioning helped to limit the Fund’s drawdown somewhat, with a peak-to-trough decline of -14.5% compared to -19.4% for the S&P 500 in the period from September 20th through December 24th. Post-Christmas, markets bounced sharply off the bottom, causing the defensively-positioned TDM Fund to lag the S&P 500 in January. The tactical trading signals used to manage sector exposure suggested caution for most of the month and therefore did not catch the sharp rebound fully. The Fund moved towards 50% invested in mid-January, and as of January 31st the Fund was more than 75% invested. For the full semiannual period of August 1, 2018 through January 31, 2019 the Fund was down -8.10%. For the same period, the Fund’s benchmark, the S&P 500 Total Return Index, returned -3.00%.

Sector performance during the semiannual period of August 1, 2018 through January 2019 was predictably skewed in favor of the typical defensive sectors, Utilities (Ticker XLU), Healthcare (Ticker XLV) Consumer Staples, (Ticker XLP), which were the only sectors with positive performance, up 6.2%, 2.8%, and 2.2%, respectively. The Fund remained invested in these sectors for the duration of the period. Energy (Ticker XLE) and Materials (Ticker XLB) were the laggards, down -14.8% and -8.7%, respectively. The Fund’s positioning as of January 31st, 2019 is shown below.

Hanlon Managed Income Fund
PORTFOLIO REVIEW (Unaudited)
January 31, 2019

The Fund’s performance figures* for each periods ended January 31, 2019, compared to its benchmark:

	Six Months	One Year	Since Inception (a)
Hanlon Managed Income Fund - Class A	(3.19)%	(4.12)%	0.05%
Hanlon Managed Income Fund - Class A with load	(8.72)%	(9.65)%	(1.68)%
Hanlon Managed Income Fund - Class C	(3.63)%	(4.77)%	(0.55)%
Hanlon Managed Income Fund - Class I	(3.21)%	(3.90)%	0.27%
Hanlon Managed Income Fund - Class R	(3.37)%	(4.27)%	0.01%
Bloomberg Barclays Capital U.S. Treasury Bill 1-3 Month Index (b)	1.09%	1.92%	0.92%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated November 28, 2018 are 2.07%, 2.82%, 1.82% and 2.22%, for Class A, Class C, Class I and Class R shares, respectively. Hanlon Investment Management, Inc. (the “Advisor”) has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least November 28, 2019 to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; expenses of other investment companies in which the Fund may invest (“acquired fund fees and expenses”); borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) of the Fund do not exceed 1.70%, 2.45%, 1.45%, and 1.85% of average daily net assets attributable to Class A, Class C, Class I, and Class R shares, respectively. This agreement may be terminated with respect to the Fund by the Board of Trustees on 60 days’ written notice to the Advisor. These expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Class A Shares are subject to a maximum sales charge of 5.75% imposed on purchases. Class C shares are subject to a contingent deferred sales charge of 1.00% on redemptions made within one year of purchase. For investments in Class A shares of $1 million or more, there is a contingent deferred sales charge of 1.00% on redemptions made within one year of purchase. For performance information current to the most recent month-end, please call 1-844-828-3212.

(a)	Inception date is September 9, 2015.

(b)	The Bloomberg Barclays Capital U.S. Treasury Bill 1-3 Month Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non convertible. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

Portfolio Composition as of January 31, 2019

Holdings By Investment Type	% of Net Assets
Exchange Traded Funds - Debt	64.8%
Money Market Fund	31.4%
Collateral For Securities Loaned	25.6%
Exchange Traded Funds - Equity	10.4%
REITS	2.2%
Closed Ended Fund	1.0%
Liabilities In Excess of Other Assets	(35.4)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Hanlon Tactical Dividend and Momentum Fund
PORTFOLIO REVIEW (Unaudited)
January 31, 2019

The Fund’s performance figures* for each periods ended January 31, 2019, compared to its benchmark:

	Six Months	One Year	Since Inception (a)
Hanlon Tactical Dividend and Momentum Fund - Class A	(8.22)%	(9.12)%	0.85%
Hanlon Tactical Dividend and Momentum Fund - Class A with load	(13.50)%	(14.36)%	(0.89)%
Hanlon Tactical Dividend and Momentum Fund - Class C	(8.56)%	(9.88)%	0.12%
Hanlon Tactical Dividend and Momentum Fund - Class I	(8.10)%	(8.93)%	1.04%
Hanlon Tactical Dividend and Momentum Fund - Class R	(8.29)%	(9.36)%	0.57%
S&P 500 Total Return Index (b)	(3.00)%	(2.31)%	12.52%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated November 28, 2018 are 1.76%, 2.51%, 1.51% and 1.91% for Class A, Class C, Class I and Class R shares, respectively. The Advisor has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least November 28, 2019 to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; expenses of other investment companies in which the Fund may invest (“acquired fund fees and expenses”); borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) of the Fund do not exceed 1.70%, 2.45%, 1.45%, and 1.85% of average daily net assets attributable to Class A, Class C, Class I, and Class R shares, respectively. This agreement may be terminated with respect to the Fund by the Board of Trustees on 60 days’ written notice to the Advisor. These expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%. Class C shares are subject to a contingent deferred sales charge of 1.00% on redemptions made within one year of purchase. For investments in Class A shares of $1 million or more, there is a contingent deferred sales charge of 1.00% on redemptions made within one year of purchase. For performance information current to the most recent month-end, please call 1-844-828-3212.

(a)	Inception date is September 9, 2015.

(b)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

Portfolio Composition as of January 31, 2019

Holdings By Investment Type	% of Net Assets
Exchange Traded Funds - Equity	78.7%
Money Market Fund	53.0%
Collateral For Securities Loaned	1.0%
Liabilities in Excess of Other Assets	(32.7)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Hanlon Managed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2019

Shares		Fair Value
	CLOSED ENDED FUND - 1.0%
90,796	Eagle Point Credit Company, Inc. ^	$1,416,418
	TOTAL EQUITY FUNDS (Cost - $1,585,875)

	EXCHANGE TRADED FUNDS - 75.2%
	EQUITY FUNDS - 10.4%
130,389	Global X Nasdaq 100R Covered Call ETF	2,877,685
124,970	SPDR Portfolio S&P 500 Growth ETF	4,363,953
54,489	Vanguard Global ex-U.S. Real Estate ETF	3,126,034
54,888	Vanguard Real Estate ETF	4,578,208
	TOTAL EQUITY FUNDS (Cost - $14,747,605)	14,945,880

	DEBT FUNDS - 64.8%
139,451	iShares 0-5 Year High Yield Corporate Bond ETF ^	6,464,948
118,344	iShares iBoxx High Yield Corporate Bond ETF ^	10,072,258
384,820	iShares US Preferred Stock ETF	13,915,091
277,341	SPDR Bloomberg Barclays Convertible Securities ETF	14,014,041
285,447	SPDR Bloomberg Barclays High Yield Bond ETF ^	10,090,552
238,908	SPDR Bloomberg Barclays Short Term High Yield ETF	6,460,072
49,304	SPDR DoubleLine Emerging Markets Fixed Income ETF ^	2,413,949
357,353	Vaneck Vectors Fallen Angel High Yield Bond ETF ^	10,080,928
558,707	Vaneck Vectors J.P Morgan Local Currency Bond	19,426,242
	TOTAL DEBT FUNDS (Cost - $91,463,375)	92,938,081

	TOTAL EXCHANGE TRADED FUNDS (Cost - $106,210,980)	107,883,961

	REIT - 2.2%
85,980	Gaming and Leisure Properties, Inc.	3,224,250
	TOTAL REITS (Cost - $2,863,135)

	SHORT-TERM INVESTMENTS - 57.0%
	COLLATERAL FOR SECURITIES LOANED - 25.6%
3,759,782	Dreyfus Government Cash Management, Investor Class 2.25% + (a)	3,759,782
32,956,900	Milestone Treasury Obligations Fund, Institutional Class 2.18% + (a)(b)	32,956,900
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $36,716,682)	36,716,682

	MONEY MARKET FUND - 31.4%
45,000,651	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, Institutional Class, 2.24% + (Cost - $45,000,651)	45,000,651

	TOTAL SHORT-TERM INVESTMENTS (Cost - $81,717,333)	81,717,333

	TOTAL INVESTMENTS - 135.4% (Cost - $192,377,323)	$194,241,962
	LIABILITIES IN EXCESS OF OTHER ASSETS - (35.4)%	(50,804,500)
	NET ASSETS - 100.0%	$143,437,462

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depositary Receipt

^	All or a portion of this security is on loan. The market value of loaned securities is $36,024,467.

+	Money market fund; interest rate reflects seven-day effective yield on January 31, 2019.

(a)	Security was purchased with cash received as collateral for securities on loan at January 31, 2019. Total collateral had a value of $36,716,682 at January 31, 2019.

(b)	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Distributor.

The accompanying notes are an integral part of these financial statements.

Hanlon Tactical Dividend and Momentum Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2019

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 78.7%
	EQUITY FUNDS - 78.7%
146,303	Communication Services Select Sector SPDR Fund	$6,748,957
122,926	Consumer Discretionary Select Sector SPDR Fund	13,371,890
191,252	Consumer Staples Select Sector SPDR Fund	10,210,944
55,843	Energy Select Sector SPDR Fund	3,561,667
676,884	Financial Select Sector SPDR Fund	17,558,371
224,605	Health Care Select Sector SPDR Fund ^	20,364,935
86,214	Industrial Select Sector SPDR Fund	6,187,579
65,316	Materials Select Sector SPDR Fund	3,484,609
119,424	Real Estate Select Sector SPDR Fund	4,099,826
195,862	Technology Select Sector SPDR Fund	12,981,733
82,647	Utilities Select Sector SPDR Fund	4,525,750
	TOTAL EXCHANGE TRADED FUNDS (Cost - $100,395,601)	103,096,261

	SHORT-TERM INVESTMENTS - 54.0%
	COLLATERAL FOR SECURITIES LOANED - 1.0%
768,688	Dreyfus Government Cash Management, Investor Class 2.25% + (a)	768,688
5,962,200	Milestone Treasury Obligations Fund, Institutional Class 2.18% + (a)(b)	5,962,200
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $6,730,888)	6,730,888

	MONEY MARKET FUND - 53.0%
69,500,858	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, Institutional Class, 2.24% + (Cost - $69,500,858)	69,500,858

	TOTAL SHORT-TERM INVESTMENTS (Cost - $76,231,746)	76,231,746

	TOTAL INVESTMENTS - 132.7% (Cost - $176,627,347)	$179,328,007
	LIABILITIES IN EXCESS OF OTHER ASSETS - (32.7)%	(48,257,197)
	NET ASSETS - 100.0%	$131,070,810

SPDR - Standard & Poor’s Depositary Receipt

^	All or a portion of this security is on loan. The market value of loaned securities is $6,687,457.

+	Money market fund; interest rate reflects seven-day effective yield on January 31, 2019.

(a)	Security was purchased with cash received as collateral for securities on loan at January 31, 2019. Total collateral had a value of $6,730,888 at January 31, 2019. Additional collateral received from the borrower not disclosed in the Portfolio of Investments had a value of $6,897 as of January 31, 2019.

(b)	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Distributor.

The accompanying notes are an integral part of these financial statements.

Hanlon Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2019

	Hanlon Managed	Hanlon Tactical
	Income Fund	Dividend and Momentum Fund
ASSETS
Investment securities:
Investments at cost	$192,377,323	$176,627,347
Investments at value	$194,241,962	$179,328,007
Receivable for securities sold	14,155,822	—
Dividends and interest receivable	122,113	145,910
Securities lending income receivable	17,055	1,469
Receivable for fund shares sold	590	14,190
Prepaid expenses and other assets	43,558	41,471
TOTAL ASSETS	208,581,100	179,531,047

LIABILITIES
Securities lending collateral	36,716,682	6,730,888
Payable for investments purchased	27,936,148	41,404,784
Payable for Fund shares repurchased	164,361	74,158
Investment advisory fees payable	126,664	111,468
Payable to related parties	22,079	9,015
Distribution (12b-1) fees payable	8,088	11,849
Accrued expenses and other liabilities	169,616	118,075
TOTAL LIABILITIES	65,143,638	48,460,237
NET ASSETS	$143,437,462	$131,070,810

COMPOSITION OF NET ASSETS:
Paid in capital	$171,520,898	$140,103,368
Accumulated losses	(28,083,436)	(9,032,558)
NET ASSETS	$143,437,462	$131,070,810

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$10,780,480	$11,345,557
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,208,641	1,109,377
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$8.92	$10.23
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (a)	$9.46	$10.85

Class C Shares:
Net Assets	$2,203,835	$1,744,537
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	249,084	175,508
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$8.85	$9.94

Class I Shares:
Net Assets	$119,436,206	$95,135,748
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	13,458,805	9,429,873
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.87	$10.09

Class R Shares:
Net Assets	$11,016,941	$22,844,968
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,239,275	2,268,277
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.89	$10.07

(a)	For investments in Class A shares of $1 million or more, there is a deferred sales charge of 1.00% of the original purchase price on redemptions made within one year of purchase.

(b)	Class C shares sold within one year of purchases are subject to a contingent deferred sales charge of 1.00% of the orginal purchase price.

The accompanying notes are an integral part of these financial statements.

Hanlon Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended January 31, 2019

	Hanlon Managed	Hanlon Tactical
	Income Fund	Dividend and Momentum Fund
INVESTMENT INCOME
Dividends (net of foreign tax withheld of $0 and $5,222)	$4,316,328	$886,569
Interest	280,671	268,486
Securities lending income	188,483	47,355
TOTAL INVESTMENT INCOME	4,785,482	1,202,410

EXPENSES
Investment advisory fees	820,994	731,818
Distribution (12b-1) fees:
Class A	15,028	16,125
Class C	14,262	9,887
Class R	24,139	51,797
Thrid party administrative servicing fees	105,439	67,342
Transfer agent fees	68,054	25,710
Administration fees	59,992	53,748
Compliance officer fees	35,288	35,288
Accounting services fees	24,643	23,752
Custodian fees	22,818	20,631
Legal fees	16,635	15,627
Printing and postage expenses	10,081	7,563
Registration fees	8,319	7,562
Insurance expense	8,170	6,449
Audit fees	8,166	8,166
Trustees’ fees and expenses	6,302	6,302
Other expenses	2,521	2,521
TOTAL EXPENSES	1,250,851	1,090,288

NET INVESTMENT INCOME	3,534,631	112,122

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	(10,301,179)	3,625,473
Net change in unrealized appreciation (depreciation) on investments	1,472,294	(15,855,025)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(8,828,885)	(12,229,552)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,294,254)	$(12,117,430)

The accompanying notes are an integral part of these financial statements.

Hanlon Managed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2019	Year Ended
	(Unaudited)	July 31, 2018
FROM OPERATIONS
Net investment income	$3,534,631	$9,311,129
Net realized loss from security transactions	(10,301,179)	(8,415,095)
Distributions of realized gains from underlying investment companies	—	5,609
Net change in unrealized appreciation (depreciation) on investments	1,472,294	(2,724,147)
Net decrease in net assets resulting from operations	(5,294,254)	(1,822,504)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(613,430)
Class C	—	(89,689)
Class I	—	(8,182,181)
Class R	—	(426,870)
From return of capital:
Class A	—	(12)
Class C	—	(3)
Class I	—	(141)
Class R	—	(11)
Total distributions paid *
Class A	(250,728)	—
Class C	(52,105)	—
Class I	(3,035,050)	—
Class R	(252,155)	—
Net decrease in net assets resulting from distributions to shareholders	(3,590,038)	(9,312,337)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	924,111	2,205,235
Class C	126,740	2,036,059
Class I	3,053,049	13,965,208
Class R	635,682	1,389,092
Net asset value of shares issued in reinvestment of distributions:
Class A	209,675	484,348
Class C	38,245	72,102
Class I	150,969	687,089
Class R	252,155	426,881
Payments for shares redeemed:
Class A	(2,776,734)	(19,393,238)
Class C	(900,358)	(1,767,002)
Class I	(32,928,291)	(189,057,207)
Class R	(1,586,095)	(6,717,343)
Net decrease in net assets resulting from shares of beneficial interest	(32,800,852)	(195,668,776)

TOTAL DECREASE IN NET ASSETS	(41,685,144)	(206,803,617)
NET ASSETS
Beginning of Period	185,122,606	391,926,223
End of Period **	$143,437,462	$185,122,606

SHARE ACTIVITY
Class A:
Shares Sold	100,947	230,201
Shares Reinvested	23,356	50,422
Shares Redeemed	(302,711)	(2,009,699)
Net decrease in shares of beneficial interest outstanding	(178,408)	(1,729,076)

Class C:
Shares Sold	13,645	210,801
Shares Reinvested	4,308	7,570
Shares Redeemed	(100,917)	(184,836)
Net increase (decrease) in shares of beneficial interest outstanding	(82,964)	33,535

Class I:
Shares Sold	335,683	1,462,125
Shares Reinvested	16,857	71,686
Shares Redeemed	(3,592,038)	(19,735,300)
Net decrease in shares of beneficial interest outstanding	(3,239,498)	(18,201,489)

Class R:
Shares Sold	72,063	146,781
Shares Reinvested	24,884	44,655
Shares Redeemed	(175,222)	(696,907)
Net decrease in shares of beneficial interest outstanding	(78,275)	(505,471)

*	Distributions from net investment income and net realized capital gains, if applicable, are combined for the six months ended January 31, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended July 31, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Period includes undistributed net investment income of $0 as of July 31, 2018.

The accompanying notes are an integral part of these financial statements.

Hanlon Tactical Dividend and Momentum Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2019	Year Ended
	(Unaudited)	July 31, 2018
FROM OPERATIONS
Net investment income	$112,122	$493,948
Net realized gain from security transactions	3,625,473	8,125,199
Net change in unrealized appreciation (depreciation) on investments	(15,855,025)	12,928,239
Net increase (decrease) in net assets resulting from operations	(12,117,430)	21,547,386

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(49,326)
Class I	—	(772,336)
Class R	—	(43,699)
From return of capital:
Class A	—	(2,061)
Class I	—	(13,623)
Class R	—	(3,261)
Total distributions paid *
Class A	(3,902)	—
Class I	(344,901)	—
Net decrease in net assets resulting from distributions to shareholders	(348,803)	(884,306)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	648,057	1,988,947
Class C	110,384	500,546
Class I	6,343,326	20,218,365
Class R	1,349,970	3,123,626
Net asset value of shares issued in reinvestment of distributions:
Class A	3,683	48,698
Class I	13,568	61,470
Class R	—	46,960
Payments for shares redeemed:
Class A	(2,136,379)	(11,161,854)
Class C	(336,681)	(1,676,532)
Class I	(12,291,002)	(62,527,690)
Class R	(3,456,924)	(13,626,167)
Net decrease in net assets resulting from shares of beneficial interest	(9,751,998)	(63,003,631)

TOTAL DECREASE IN NET ASSETS	(22,218,231)	(42,340,551)
NET ASSETS
Beginning of Period	153,289,041	195,629,592
End of Period **	$131,070,810	$153,289,041

SHARE ACTIVITY
Class A:
Shares Sold	60,813	186,571
Shares Reinvested	373	4,555
Shares Redeemed	(195,917)	(1,054,879)
Net decrease in shares of beneficial interest outstanding	(134,731)	(863,753)

Class C:
Shares Sold	10,651	49,079
Shares Redeemed	(31,966)	(162,046)
Net decrease in shares of beneficial interest outstanding	(21,315)	(112,967)

Class I:
Shares Sold	580,747	1,902,923
Shares Reinvested	1,389	5,827
Shares Redeemed	(1,149,891)	(6,020,441)
Net decrease in shares of beneficial interest outstanding	(567,755)	(4,111,691)

Class R:
Shares Sold	124,039	298,354
Shares Reinvested	—	4,455
Shares Redeemed	(326,554)	(1,321,378)
Net decrease in shares of beneficial interest outstanding	(202,515)	(1,018,569)

*	Distributions from net investment income and net realized capital gains, if applicable, are combined for the six months ended January 31, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended July 31, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of period includes undistributed net investment income of $(54,420) as of July 31, 2018.

The accompanying notes are an integral part of these financial statements.

Hanlon Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended		Year Ended		Year Ended		Period Ended
	January 31, 2019		July 31,		July 31,		July 31,
	(Unaudited)		2018		2017		2016 (1)
Net asset value, beginning of period	$9.42		$9.81		$10.15		$10.00

Activity from investment operations:
Net investment income (2)	0.02		0.32		0.35		0.22
Net realized and unrealized gain (loss) on investments	(0.32)		(0.40)		(0.21)		0.07
Total from investment operations	(0.30)		(0.08)		0.14		0.29

Less distributions from:
Net investment income	(0.20)		(0.31)		(0.36)		(0.14)
Net realized gains	—		—		(0.12)		—
Return of capital	—		(0.00	) (3)	(0.00	) (3)	—
Total distributions	(0.20)		(0.31)		(0.48)		(0.14)

Net asset value, end of period	$8.92		$9.42		$9.81		$10.15

Total return (4)	(3.19	)% (5)	(0.79)%		1.28%		2.97	% (5)

Net assets, at end of period (000’s)	$10,780		$13,072		$30,566		$56,249

Ratio of expenses to average net assets (6)	1.70	% (7)	1.67%		1.50%		1.40	% (7)
Ratio of net investment income to average net assets (8)	4.08	% (7)	3.30%		3.47%		2.54	% (7)

Portfolio Turnover Rate	296	% (5)	157%		933%		599	% (5)

(1)	The Hanlon Managed Income Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Represents less than $0.005 per share.

(4)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(5)	Not annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Hanlon Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended		Year Ended		Year Ended		Period Ended
	January 31, 2019		July 31,		July 31,		July 31,
	(Unaudited)		2018		2017		2016 (1)
Net asset value, beginning of period	$9.36		$9.74		$10.09		$10.00

Activity from investment operations:
Net investment income (2)	0.02		0.23		0.26		0.22
Net realized and unrealized gain (loss) on investments	(0.36)		(0.37)		(0.20)		0.04
Total from investment operations	(0.34)		(0.14)		0.06		0.26

Less distributions from:
Net investment income	(0.17)		(0.24)		(0.29)		(0.17)
Net realized gains	—		—		(0.12)		—
Return of capital	—		(0.00	) (3)	(0.00	) (3)	—
Total distributions	(0.17)		(0.24)		(0.41)		(0.17)

Net asset value, end of period	$8.85		$9.36		$9.74		$10.09

Total return (4)	(3.63	)% (5)	(1.40)%		0.55%		2.73	% (5)

Net assets, at end of period (000’s)	$2,204		$3,107		$2,907		$2,315

Ratio of expenses to average net assets (6)	2.45	% (7)	2.42%		2.25%		2.22	% (7)
Ratio of net investment income to average net assets (8)	3.41	% (7)	2.38%		2.58%		2.52	% (7)

Portfolio Turnover Rate	296	% (5)	157%		933%		599	% (5)

(1)	The Hanlon Managed Income Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Represents less than $0.005 per share.

(4)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(5)	Not annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Hanlon Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended		Year Ended		Year Ended		Period Ended
	January 31, 2019		July 31,		July 31,		July 31,
	(Unaudited)		2018		2017		2016 (1)
Net asset value, beginning of period	$9.38		$9.76		$10.10		$10.00

Activity from investment operations:
Net investment income (loss) (2)	0.02		0.34		0.37		(0.05	) (3)
Net realized and unrealized gain (loss) on investments	(0.32)		(0.38)		(0.22)		0.35
Total from investment operations	(0.30)		(0.04)		0.15		0.30

Less distributions from:
Net investment income	(0.21)		(0.34)		(0.37)		(0.20)
Net realized gains	—		—		(0.12)		—
Return of capital	—		(0.00	) (4)	(0.00	) (4)	—
Total distributions	(0.21)		(0.34)		(0.49)		(0.20)

Net asset value, end of period	$8.87		$9.38		$9.76		$10.10

Total return (5)	(3.21	)% (6)	(0.43)%		1.61%		3.05	% (6)

Net assets, at end of period (000’s)	$119,436		$156,565		$340,624		$500,760

Ratio of expenses to average net assets (7)	1.45	% (8)	1.42%		1.25%		1.36	% (8)
Ratio of net investment income (loss) to average net assets (9)	4.38	% (8)	3.52%		3.72%		(0.48	)% (3,8)

Portfolio Turnover Rate	296	% (6)	157%		933%		599	% (6)

(1)	The Hanlon Managed Income Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	The amount of net investment loss on investment per share for the period ended July 31, 2016 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(4)	Represents less than $0.005 per share.

(5)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(6)	Not annualized.

(7)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Hanlon Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class R
	Six Months Ended		Year Ended		Year Ended		Period Ended
	January 31, 2019		July 31,		July 31,		July 31,
	(Unaudited)		2018		2017		2016 (1)
Net asset value, beginning of period	$9.40		$9.78		$10.12		$10.00

Activity from investment operations:
Net investment income (2)	0.02		0.29		0.33		0.25
Net realized and unrealized gain (loss) on investments	(0.34)		(0.37)		(0.21)		0.06
Total from investment operations	(0.32)		(0.08)		0.12		0.31

Less distributions from:
Net investment income	(0.19)		(0.30)		(0.34)		(0.19)
Net realized gains	—		—		(0.12)		—
Return of capital	—		(0.00	) (3)	(0.00	) (3)	—
Total distributions	(0.19)		(0.30)		(0.46)		(0.19)

Net asset value, end of period	$8.89		$9.40		$9.78		$10.12

Total return (4)	(3.37	)% (5)	(0.82)%		1.13%		3.20	% (5)

Net assets, at end of period (000’s)	$11,017		$12,379		$17,829		$30,376

Ratio of expenses to average net assets (6)	1.85	% (7)	1.82%		1.65%		1.67	% (7)
Ratio of net investment income to average net assets (8)	3.98	% (7)	3.03%		3.36%		2.86	% (7)

Portfolio Turnover Rate	296	% (5)	157%		933%		599	% (5)

(1)	The Hanlon Managed Income Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Represents less than $0.005 per share.

(4)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(5)	Not annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Hanlon Tactical Dividend and Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended		Year Ended		Year Ended	Period Ended
	January 31, 2019		July 31,		July 31,	July 31,
	(Unaudited)		2018		2017	2016 (1)
Net asset value, beginning of period	$11.15		$9.87		$9.58	$10.00

Activity from investment operations:
Net investment income (2)	0.00	(3)	0.01		0.05	0.06
Net realized and unrealized gain (loss) on investments	(0.89)		1.30		0.24	(0.45)
Total from investment operations	(0.89)		1.31		0.29	(0.39)

Less distributions from:
Net investment income	(0.03)		(0.03)		—	(0.03)
Return of capital	—		(0.00	) (3)	—	—
Total distributions	(0.03)		(0.03)		—	(0.03)

Net asset value, end of period	$10.23		$11.15		$9.87	$9.58

Total return (4)	(8.22	)% (5)	13.28%		3.03%	(3.92	)% (5)

Net assets, at end of period (000’s)	$11,346		$13,867		$20,812	$53,517

Ratio of expenses to average net assets (6)	1.63	% (7)	1.62%		1.53%	1.40	% (7)
Ratio of net investment income to average net assets (6,8)	0.03	% (7)	0.13%		0.57%	0.75	% (7)

Portfolio Turnover Rate	154	% (5)	48%		384%	579	% (5)

(1)	The Hanlon Tactical Dividend & Momentum Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Represents less than $0.005 per share.

(4)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(5)	Not annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Hanlon Tactical Dividend and Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended		Year Ended	Year Ended	Period Ended
	January 31, 2019		July 31,	July 31,	July 31,
	(Unaudited)		2018	2017	2016 (1)
Net asset value, beginning of period	$10.87		$9.68	$9.53	$10.00

Activity from investment operations:
Net investment loss (2,3)	(0.00	) (4)	(0.06)	(0.03)	(0.00	) (4)
Net realized and unrealized gain (loss) on investments	(0.93)		1.25	0.24	(0.44)
Total from investment operations	(0.93)		1.19	0.21	(0.44)

Less distributions from:
Net investment income	—		—	(0.06)	(0.03)
Total distributions	—		—	(0.06)	(0.03)

Net asset value, end of period	$9.94		$10.87	$9.68	$9.53

Total return (5)	(8.56	)% (6)	12.29%	2.28%	(4.38	)% (6)

Net assets, at end of period (000’s)	$1,745		$2,140	$2,997	$2,778

Ratio of expenses to average net assets (7)	2.38	% (8)	2.37%	2.28%	2.23	% (8)
Ratio of net investment loss to average net assets (7,9)	(0.75	)% (3,8)	(0.61)%	(0.31)%	(0.08	)% (3,8)

Portfolio Turnover Rate	154	% (6)	48%	384%	579	% (6)

(1)	The Hanlon Tactical Dividend & Momentum Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	The amount of net investment loss on investment per share for the period ended does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(4)	Represents less than $0.005 per share.

(5)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(6)	Not annualized.

(7)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Hanlon Tactical Dividend and Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended		Year Ended		Year Ended	Period Ended
	January 31, 2019		July 31,		July 31,	July 31,
	(Unaudited)		2018		2017	2016 (1)
Net asset value, beginning of period	$11.02		$9.77		$9.58	$10.00

Activity from investment operations:
Net investment income (loss) (2)	0.00	(4)	0.04		0.07	(0.02	) (3)
Net realized and unrealized gain (loss) on investments	(0.89)		1.28		0.24	(0.37)
Total from investment operations	(0.89)		1.32		0.31	(0.39)

Less distributions from:
Net investment income	(0.04)		(0.07)		(0.12)	(0.03)
Return of capital	—		(0.00	) (4)	—	—
Total distributions	(0.04)		(0.07)		(0.12)	(0.03)

Net asset value, end of period	$10.09		$11.02		$9.77	$9.58

Total return (5)	(8.10	)% (6)	13.53%		3.28%	(3.88	)% (6)

Net assets, at end of period (000’s)	$95,136		$110,151		$137,869	$289,029

Ratio of expenses to average net assets (7)	1.38	% (8)	1.37%		1.28%	1.44	% (8)
Ratio of net investment income (loss) to average net assets (7,9)	0.26	% (8)	0.39%		0.81%	(0.17	)% (3,8)

Portfolio Turnover Rate	154	% (6)	48%		384%	579	% (6)

(1)	The Hanlon Tactical Dividend & Momentum Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	The amount of net investment loss on investment per share for the period ended July 31, 2016 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(4)	Represents less than $0.005 per share.

(5)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(6)	Not annualized.

(7)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Hanlon Tactical Dividend and Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class R
	Six Months Ended		Year Ended		Year Ended	Period Ended
	January 31, 2019		July 31,		July 31,	July 31,
	(Unaudited)		2018		2017	2016 (1)
Net asset value, beginning of period	$10.98		$9.73		$9.53	$10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.00	) (3)	(0.00	) (3)	0.04	0.05
Net realized and unrealized gain (loss) on investments	(0.91)		1.27		0.23	(0.49)
Total from investment operations	(0.91)		1.27		0.27	(0.44)

Less distributions from:
Net investment income	—		(0.02)		(0.07)	(0.03)
Return of capital	—		(0.00	) (3)	—	—
Total distributions	—		(0.02)		(0.07)	(0.03)

Net asset value, end of period	$10.07		$10.98		$9.73	$9.53

Total return (4)	(8.29	)% (5)	13.03%		2.85%	(4.38	)% (5)

Net assets, at end of period (000’s)	$22,845		$27,131		$33,952	$85,499

Ratio of expenses to average net assets (6)	1.78	% (7)	1.77%		1.68%	1.66	% (7)
Ratio of net investment income (loss) to average net assets (6,8)	(0.14	)% (7)	(0.03)%		0.45%	0.56	% (7)

Portfolio Turnover Rate	154	% (5)	48%		384%	579	% (5)

(1)	The Hanlon Tactical Dividend & Momentum Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Represents less than $0.005 per share.

(4)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(5)	Not annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
January 31, 2019

1.	ORGANIZATION

The Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund (the “Funds”), are each a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds commenced operations on September 9, 2015. The investment objective of the Hanlon Managed Income Fund is to provide current income, capital preservation and positive risk-adjusted returns. As of September 9, 2018, the Fund is a diversified fund and must comply with the diversification requirements of Section 5(b)(1) of the 1940 Act. Prior to September 9, 2018, the Fund was non-diversified. The investment objective of the Hanlon Tactical Dividend and Momentum Fund is to provide capital appreciation and current income, and the Fund is diversified.

The Funds each offer Class A, Class C, Class I and Class R shares. Class A shares of each Fund are offered at net asset value plus a maximum sales charge of 5.75%. Class C, Class I and Class R shares of each Fund are offered at net asset value. Investments of more than $1 million in Class A shares of each Fund are subject to a contingent deferred sales charge of 1.00% of the original purchase price on redemptions made within one year of purchase. Class C shares of each fund are subject to a contingent deferred sales charge of 1.00% of the original purchase price on redemptions made within one year of purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their fees and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities, including U.S. government obligation (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm, as needed, to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2019

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Fair Valuation Process – The applicable investments are valued collectively via inputs from each group within the fair value team. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of each Fund’s investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2019

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2019 for the Funds’ assets and liabilities measured at fair value:

Hanlon Managed Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Closed Ended Funds	$1,416,418	$—	$—	$1,416,418
Exchange Traded Funds	107,883,961	—	—	107,883,961
Real Estate Investment Trust	3,224,250	—	—	3,224,250
Short-Term Investments	81,717,333	—	—	81,717,333
Total	$194,241,962	$—	$—	$194,241,962

Hanlon Tactical Dividend and Momentum Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$103,096,261	$—	$—	$103,096,261
Short-Term Investments	76,231,746	—	—	76,231,746
Total	$179,328,007	$—	$—	$179,328,007

The Funds did not hold any Level 2 or Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

*	Refer to the Portfolio of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – For the Hanlon Managed Income Fund, dividends from net investment income are declared and distributed monthly, and annually for the Hanlon Tactical Dividend and Momentum Fund. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Funds’ policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year 2017-2018, or expected to be taken in the Funds’ July 31, 2019 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where a Fund makes significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2019

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, the Funds expect the risk of loss due to these warranties and indemnities appear to be remote.

Investment Risk – Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a full listing of risks associated with each Fund’s investments. These and other risks are also discussed more fully in each Fund’s prospectus and SAI which include but are not limited to cash positions risk, cybersecurity risk, emerging markets risk, equity risk, fixed income securities risk, foreign (non-U.S. ) investment risk, hedging transactions risk, high-yield risk, investment companies and ETFs risk, issuer-specific risk, leveraging risk, large capitalization risk, management risk, market events risk, market risk, portfolio turnover risk, real estate securities risk, REIT risk, rules-based strategy risk, sector risk, small number of holdings risk, securities lending risk, short sales risk, and technology securities risk.

Equity Risk – Equity securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Fixed Income Securities Risk – The Hanlon Managed Income Fund is subject to fixed income securities risk. When the Fund invests directly or indirectly in fixed income securities, the value of an investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Cash Positions Risk – A Fund may hold a significant position in cash and/or cash equivalent securities. When a Fund’s investment in cash or cash equivalent securities increases, the Fund may not participate in market advances or declines to the same extent that it would if the Fund were more fully invested.

Investment Companies and ETFs Risk – When a Fund invests in other investment companies, including ETFs, it will bear additional expense based upon its pro rata share of the other investment company’s or ETF’s operating expense, including the potential duplication of management fees. The risk of owning an investment company or ETF generally reflects the risks of owning the underlying investments the investment company or ETF holds. A Fund also will incur brokerage costs when it purchases and sells ETFs.

Securities Lending Risk – A Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended January 31, 2019 amounted to $399,345,019 and $437,933,292, respectively, for the Hanlon Managed Income Fund and $99,779,899 and $137,247,956, respectively, for the Hanlon Tactical Dividend and Momentum Fund.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Hanlon Investment Management, Inc. serves as the Funds’ Investment Advisor (the “Advisor”). Pursuant to an Investment Advisory Agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Funds’ average daily net assets. For the six months ended January 31, 2019 the Advisor earned advisory fees of $820,994 and $731,818 for the Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund, respectively.

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2019

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Funds (the “Waiver Agreement”), until at least November 28, 2019, to ensure that total annual operating expenses of each Fund after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; expenses of other investment companies in which a Fund may invest (“acquired fund fees and expenses”); borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.70%, 2.45%, 1.45% and 1.85% of the Funds’ average daily net assets for Class A, Class C, Class I and Class R shares, respectively. This agreement may be terminated with respect to a Fund by the Board of Trustees on 60 days’ written notice to the Advisor. These expense reimbursements are subject to possible recoupment from a Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. No reimbursement will be paid to the Advisor in any fiscal quarter unless the Board has determined in advance that a reimbursement is in the best interest of a Fund and its shareholders. For the six months ended January 31, 2019 the Advisor did not waive any fees for the Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans for Class A, Class C, and Class R shares (the “Plans”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares, 1.00% of the average daily net assets for Class C shares and 0.40% of the average daily net assets for Class R shares for such distribution and shareholder service activities. For the six months ended January 31, 2019, the Hanlon Managed Income Fund incurred distribution fees of $15,028, $14,262 and $24,139 for Class A, Class C and Class R shares, respectively. For the six months ended January 31, 2019 the Hanlon Tactical Dividend and Momentum Fund incurred distribution fees of $16,125, $9,887 and $51,797 for Class A, Class C and Class R shares, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the six months ended January 31, 2019, the Distributor received $0 and $1,358 in underwriting commissions for sales of Class A and Class C shares, respectively, of the Hanlon Managed Income Fund, of which $0 and $90 was retained by the principal underwriter for Class A and Class C shares, respectively. During the six months ended January 31, 2019, the Distributor received $505 and $1,294 in underwriting commissions for sales of Class A and Class C shares, respectively, of the Hanlon Tactical Dividend and Momentum Fund, of which $65 and $696 for Class A and Class C shares, respectively, was retained by the principal underwriter.

In addition, certain affiliates of the Distributor provide services to the Fund’s as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, each Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

BluGiant, LLC (“BluGiant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Hanlon Managed Income Fund	$194,199,777	$2,337,823	$(2,295,638)	$42,185
Hanlon Tactical Dividend and Momentum Fund	$176,647,922	$2,711,562	$(31,477)	$2,680,085

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2019

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the periods ended July 31, 2018 and July 31, 2017 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
7/31/2018	Income	Capital Gains	Capital	Total
Hanlon Managed Income Fund	$9,312,170	$—	$167	$9,312,337
Hanlon Tactical Dividend and Momentum Fund	865,361	—	18,945	884,306

For fiscal year ended	Ordinary	Long-Term	Return of
7/31/2017	Income	Capital Gains	Capital	Total
Hanlon Managed Income Fund	$24,730,852	$447	$159,622	$24,890,921
Hanlon Tactical Dividend and Momentum Fund	2,598,479	—	—	2,598,479

As of July 31, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Hanlon Managed Income Fund	$—	$—	$(11,627,227)	$(6,141,808)	$—	$(1,430,109)	$(19,199,144)
Hanlon Tactical Dividend and Momentum Fund	—	—	(54,420)	(15,047,015)	—	18,535,110	3,433,675

The difference between book basis and tax basis unrealized appreciation/(depreciation), accumulated net investment loss and accumulated net realized losses from investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Hanlon Tactical Dividend and Momentum Fund incurred and elected to defer such late year losses of $54,420.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. Hanlon Managed Income Fund incurred and elected to defer such capital losses of $11,627,227.

At July 31, 2018, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total	CLCF Utilized
Hanlon Managed Income Fund	$6,092,031	$49,777	$6,141,808	$—
Hanlon Tactical Dividend and Momentum Fund	15,047,015	—	15,047,015	8,151,314

Permanent book and tax differences, primarily attributable to adjustments for tax return updates resulted in reclassifications for the fiscal year ended July 31, 2018 as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Hanlon Managed Income Fund	$(1,041)	$1,041	$—
Hanlon Tactical Dividend and Momentum Fund	—	—	—

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)9 of the 1940 Act. As of January 31, 2019 Pershing LLC held 79.89% and 70.20% of the voting securities of the Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund, respectively, for the benefit of others.

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2019

8.	SECURITIES LENDING

Under an agreement with the BNY Mellon Corp. (“BNY Mellon”), the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees to earn additional income. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued interest, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by U.S. Government securities and money market funds in accordance with the Funds’ security lending procedures. A portion of the income generated by the investment in the collateral, net of any rebates paid by BNY Mellon to the borrowers is remitted to BNY Mellon as lending agent, and the remainder is paid to the Funds. The Funds continue to receive interest or dividends on the securities loaned. The Funds have the right under the Master Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Funds could experience delays or losses on recovery. Additionally, the Funds are subject to the risk of loss from investments made with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

At January 31, 2019, each Fund had loaned securities and received cash collateral for the loan. This cash was invested in the Dreyfus Government Cash Management and Milestone Treasury Obligations Fund as shown in the Schedules of Investments. The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Distributor. The Funds receive compensation relating to the lending of the Funds’ securities.

The market values of loaned securities and collateral and percentage of total investment income the Funds received from the investment of cash collateral retained by the lending agent, BNY Mellon, were as follows:

	Market Value of	Market Value of	Percentage of Total
Fund	Loaned Securities	Collateral	Investment Income
Hanlon Managed Income Fund	$36,024,467	$36,716,682	3.94%
Hanlon Tactical Dividend and Momentum Fund	$6,687,457	$6,737,785	2.57%

		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Gross Amounts
	Recognized in	Financial	Cash
	Statements of Assets	Instruments	Collateral		Net Amount
	and Liabilities	Pledged	Pledged		of Assets
Hanlon Managed Income Fund
Description of Liability
Securities lending collateral	$36,716,682	$—	$36,716,682	(1)	$—

Hanlon Tactical Dividend and Momentum Fund
Description of Liability
Securities lending collateral	$6,730,888	$—	$6,730,888	(1)	$—

(1)	The amount is limited to the liability balance and accordingly does not include excess collateral pledged.

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2019

The following table sets forth the remaining contractual maturity of the collateral held as of January 31, 2019:

	Remaining Contractual Maturity of the Collateral Held as of January 31, 2019
	Overnight and	Up to		Greater than
	Continuous	30 Days	30-90 days	90 days	Total
Hanlon Managed Income Fund
Dreyfus Government Cash Management	$3,759,782	$—	$—	$—	$3,759,782
Milestone Treasury Obligations Fund	32,956,900	—	—	—	32,956,900
Total securities lending	$36,716,682	$—	$—	$—	$36,716,682

	Remaining Contractual Maturity of the Collateral Held as of January 31, 2019
	Overnight and	Up to		Greater than
	Continuous	30 Days	30-90 days	90 days	Total
Hanlon Tactical Dividend and Momentum Fund
Dreyfus Government Cash Management	$768,688	$—	$—	$—	$768,688
Milestone Treasury Obligations Fund	5,962,200	—	—	—	5,962,200
U.S. Government	—	—	—	6,897	6,897
Total securities lending	$6,730,888	$—	$—	$6,897	$6,737,785

The fair value of the securities loaned for the Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund totaled $36,024,467 and $6,687,457 at January 31, 2019, respectively. The securities loaned are noted in the Portfolios of Investments. The fair value of the “Collateral for Securities Loaned” on the Portfolio of Investments includes only cash collateral received and reinvested that totaled $36,716,682 and $6,730,888 for the Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund at January 31, 2019, respectively. These amounts are offset by a liability recorded as “Securities lending collateral.” At January 31, 2019, the Hanlon Tactical Dividend and Momentum Fund had received non-cash collateral of $6,897.

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Hanlon Managed Income Fund currently invests a portion of its assets in the Morgan Stanley Institutional Liquidity Funds – Treasury Securities Portfolio (the “Morgan Stanley Fund”). The Fund may redeem its investment from the Morgan Stanley Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the Morgan Stanley Fund. The financial statements of the Morgan Stanley Fund, including the portfolios of investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of January 31, 2019, the percentage of the Fund’s net assets invested in the Morgan Stanley Fund was 31.4%.

The Hanlon Tactical Dividend and Momentum Fund currently invests a portion of its assets in the Morgan Stanley Institutional Liquidity Funds – Treasury Securities Portfolio (the “Morgan Stanley Fund”). The Fund may redeem its investment from the Morgan Stanley Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the Morgan Stanley Fund. The financial statements of the Morgan Stanley Fund, including the portfolios of investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of January 31, 2019, the percentage of the Fund’s net assets invested in the Morgan Stanley Fund was 53.0%.

10.	NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, on the Statements of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets. These amendments have been adopted with these financial statements.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2019

between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following: Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of Gemini Fund Services, LLC (“GFS”) and its affiliated companies including Northern Lights Distributors, LLC (“NLD”), Northern Lights Compliance Services, LLC (“NLCS”) and Blu Giant, LLC (“Blu Giant”) (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

Hanlon Funds
EXPENSE EXAMPLE (Unaudited)
January 31, 2019

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and deferred sales charges on certain redemptions; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2018 through January 31, 2019.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending		Ending
	Annualized	Account	Account	Expenses	Account	Expenses
	Expense	Value	Value	Paid During	Value	Paid During
	Ratio	8/1/18	1/31/19	Period *	1/31/19	Period *

Hanlon Managed Income Fund – Class A	1.70%	$1,000.00	$968.10	$ 8.43	$1,016.64	$ 8.64
Hanlon Managed Income Fund – Class C	2.45%	$1,000.00	$963.70	$ 12.13	$1,012.85	$ 12.43
Hanlon Managed Income Fund – Class I	1.45%	$1,000.00	$967.90	$ 7.19	$1,017.90	$ 7.38
Hanlon Managed Income Fund – Class R	1.85%	$1,000.00	$966.30	$ 9.17	$1,015.88	$ 9.40
Hanlon Tactical Dividend and Momentum Fund – Class A	1.63%	$1,000.00	$917.80	$ 7.88	$1,016.99	$ 8.29
Hanlon Tactical Dividend and Momentum Fund – Class C	2.38%	$1,000.00	$914.40	$ 11.48	$1,013.21	$ 12.08
Hanlon Tactical Dividend and Momentum Fund – Class I	1.38%	$1,000.00	$919.00	$ 6.67	$1,018.25	$ 7.02
Hanlon Tactical Dividend and Momentum Fund – Class R	1.78%	$1,000.00	$917.10	$ 8.60	$1,016.23	$ 9.05

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

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PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-844-828-3212 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov.The information on Form N-Q is available without charge, upon request, by calling 1-844-828-3212.

INVESTMENT ADVISOR
Hanlon Investment Management, Inc.
3393 Bargaintown Road
Egg Harbor Township, NJ 08234

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 4/8/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 4/8/19

By (Signature and Title)

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 4/8/19